Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non Controlling Interest [Line Items]
Current assets	$ 16,846,109	$ 9,367,484	$ 7,840,207
Non-current liabilities	(23,245,715)	(16,231,795)	(15,605,829)
Current liabilities	(5,262,675)	(4,676,566)	(2,172,523)
Revenues	11,866,373	16,226,021	14,122,890
Profit	1,918,703	5,454,742	5,138,631
OCI	264,637	(442,938)	(103,730)
Total comprehensive income	2,183,340	5,011,804	5,034,901
Profit allocated to NCI	(50,153)	94,590	101,263
Net cash provided by operating activities	3,566,567	8,164,057	7,235,619
Net cash provided by investment activities	(3,217,691)	(2,586,095)	(2,550,411)
Net cash used in financing activities	6,288,427	(4,231,529)	(6,166,694)
(Decrease) increase in cash and cash equivalents	$ 6,944,356	$ 1,348,736	$ (1,578,686)
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 6,118,680	$ 5,683,939	$ 5,924,963
Current assets	1,134,440	746,038	784,583
Non-current liabilities	(2,867,469)	(1,847,337)	(2,041,456)
Current liabilities	(228,897)	(499,225)	(498,817)
Net assets	4,156,754	4,083,415	4,169,273
Net assets attributable to NCI	1,059,972	1,041,271	1,063,165
Revenues	1,161,805	2,413,596	2,509,511
Profit	(196,677)	370,943	397,110
OCI	368,848	(260,464)	(103,569)
Total comprehensive income	172,171	110,479	293,541
Profit allocated to NCI	(50,153)	94,590	101,263
OCI allocated to NCI	68,854	(19,813)	(2,889)
Net cash provided by operating activities	(38,123)	673,696	772,358
Net cash provided by investment activities	(245,271)	(69,268)	(642,014)
Net cash used in financing activities	944,221	(124,059)	(137,040)
(Decrease) increase in cash and cash equivalents	$ 660,827	$ 480,368	$ (6,696)